Investment Strategy	Jan. 09, 2026
Leverage Shares 2X Short OKLO Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide -200% daily inverse exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to -200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security’s stock.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money put option contracts, or simultaneously sell an at-the-money call option contract and but an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide inverse leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the utilities industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Oklo Inc. designs and develops fission power plants to provide reliable and commercial-scale energy to customers in the United States. The common stock of Oklo Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-40583 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance decreases over a period longer than a single day.

Leverage Shares 2X Long CRML Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the metals and mining industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Critical Metals Corp. is a mining development company focused on acquiring, exploring, and developing critical metals and minerals that are essential for electrification, clean energy technologies, and defense applications. The common stock of Critical Metals Corp. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-41973 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long USAR Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security’s stock.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the metals and mining industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

USA Rare Earth, Inc. is a vertically integrated critical minerals and magnet technology company focused on developing a fully domestic rare earth supply chain in the United States. The common stock of USA Rare Earth, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-41711 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long UUUU Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security’s stock.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the oil, gas and consumable fuels industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Energy Fuels Inc. is a U.S.-based producer of uranium for the nuclear fuel cycle, rare earth oxides and critical minerals. The common stock of Energy Fuels Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-36204 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long LAES Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security’s stock.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the semiconductor industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

SEALSQ Corp. is a technology company that is focused on the design and development of quantum resistant secure microcontrollers. Microcontrollers are small computers on a single integrated circuit that are used in automatically controlled products and devices, such as automobile engine control systems, implantable medical devices, remote controls, office machines, appliances, power tools, toys, and other embedded systems. The common stock of SEALSQ Corp. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 00141709 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long BITF Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security’s stock.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the software industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Bitfarms Ltd. is a vertically integrated Bitcoin mining company that develops, owns, and operates data center infrastructure powered primarily by low-cost energy. The company’s operations are focused on Bitcoin mining, while it continues to evaluate opportunities to leverage its infrastructure for alternative high-performance computing and AI-related applications, The common stock of Bitfarms Ltd. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-40370 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long ALB Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security’s stock.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the chemicals industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Albemarle Corporation is a global specialty chemicals company, with operations in the lithium, bromine, and catalyst markets. The company is a significant supplier of lithium used in energy storage and electric vehicle batteries and produces bromine- and catalyst-based specialty chemicals and additives used in a wide range of applications, including pharmaceuticals, disinfectants, and solutions for food and water safety. The common stock of Albemarle Corporation is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-12658 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long FCX Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security’s stock.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the metals and mining industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Freeport-McMoRan Inc. is an international mining company engaged in the exploration, mining, and production of copper, gold and molybdenum. The common stock of Freeport-McMoRan Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-11307-01 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long ONDS Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security’s stock.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the communications equipment industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Ondas Holdings Inc. is a technology company that provides autonomous drone solutions and private wireless communication networks. The common stock of Ondas Holdings Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-39761 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long POET Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security’s stock.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the semiconductor industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

POET Technologies, Inc. is a design and development company offering photonic integrated packaging solutions based on the POET Optical Interposer™ platform, which enables the integration of electronic and photonic devices onto a single chip using advanced wafer-level semiconductor manufacturing techniques. The common stock of POET Technologies, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-41319 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long UAMY Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security’s stock.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the metals and mining industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

United States Antimony Corporation a producer and processor of antimony, zeolite, silver, and gold. The common stock of United States Antimony Corporation is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-08675 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long AXP Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security’s stock.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the consumer finance industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

American Express Company is a global, integrated payments company that provides charge and credit card products, merchant acquiring and payment processing services, and travel- and lifestyle-related services, operating a closed-loop network in which it acts as both card issuer and payment processor. The common stock of American Express Company is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 1-7657 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long UEC Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security’s stock.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the oil, gas and consumable fuels industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Uranium Energy Corp. is a U.S.-based uranium exploration, development, and production company focused on expanding domestic uranium projects to support the nuclear energy sector. The common stock of Uranium Energy Corp. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-33706 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long GLW Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security’s stock.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the electronic equipment, instruments and components industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Corning Incorporated is a global technology-based company that operates in diverse industries, including optical communications, mobile consumer electronics, display technologies, solar, semiconductors, automotive, and life sciences. It is known for its expertise in material science and its use of advanced glass and ceramics to create innovative products. The common stock of Corning Incorporated is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 1-3247 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long GILD Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security’s stock.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the biotechnology industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Gilead Sciences, Inc. is a global biopharmaceutical company that specializes in the discovery, development, and commercialization of innovative medicines, including virology, oncology and inflammation. The common stock of Gilead Sciences, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 000-19731 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long PLUG Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security’s stock.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the electrical equipment industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Plug Power Inc. is a technology company focused on building a green hydrogen ecosystem, including the production, storage, distribution and utilization of hydrogen. PLUG is a leading provider of hydrogen fuel cell systems for material handling applications and is expanding its offerings to include electrolyzers, hydrogen infrastructure, stationary power, mobility and industrial applications. The common stock of Plug Power Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 1-34392 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long DNN Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security’s stock.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the oil, gas and consumable fuels industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Denison Mines Corp. is a uranium exploration, development, and mining company with operations primarily focused in northern Saskatchewan, Canada. The common stock of Denison Mines Corp. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-33414 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long SLB Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security’s stock.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the energy equipment and services industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

SLB N.V. is a global technology company for the energy industry that provides technology and services to support the development and production of oil and gas resources. The Company is also expanding into low-carbon energy solutions. SLB N.V. is also expanding its portfolio of digital and AI-enabled solutions, production systems and chemicals and technologies supporting industrial decarbonization and energy transition. The common stock of SLB N.V. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 1-4601 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long RCAT Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security’s stock.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the electronic equipment, instruments and components industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Red Cat Holdings, Inc. is a U.S.-based technology holding company focused on providing unmanned aerial systems and related technologies for defense and national security applications. The company operates primarily through its subsidiaries, such as Teal Drones, FlightWave Aerospace and Blue Ops, Inc., which focuses on maritime unmanned systems. The common stock of Red Cat Holdings, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-40202 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long DFDV Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security’s stock.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the consumer finance industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

DeFi Development Corp. is a technology company that operates an AI-powered online platform connecting commercial real estate lenders and borrowers through data, software subscriptions, and related services. The company also implements a digital asset treasury strategy, under which it allocates its principal treasury holdings to Solana (SOL) and operates validator infrastructure to stake SOL and generate rewards, thereby providing investors with economic exposure to the Solana ecosystem. The common stock of DeFi Development Corp. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-41748 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Additional Information on SOL

SOL is a digital asset that is created and transmitted through the operations of the peer-to-peer Solana network, a decentralized network of computers that operates on cryptographic protocols. No single entity owns or operates the Solana network, the infrastructure of which is collectively maintained by a decentralized user base. The Solana network allows people to exchange tokens of value, called SOL, which are recorded on a public transaction ledger known as a blockchain. SOL can be used to pay for goods and services, including computational power on the Solana network, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on digital asset exchanges or in individual end-user-to-end-user transactions under a barter system. Furthermore, the Solana network was designed to allow users to write and implement smart contracts — that is, general-purpose code that executes on every computer in the network and can instruct the transmission of information and value based on a sophisticated set of logical conditions. Using smart contracts, users can create markets, store registries of debts or promises, represent the ownership of property, move funds in accordance with conditional instructions and create digital assets other than SOL on the Solana network. Smart contract operations are executed on the Solana blockchain in exchange for payment of SOL. The Solana network is one of a number of projects intended to expand blockchain use beyond just a peer-to-peer money system.

The Solana protocol introduced the Proof-of-History (“PoH”) timestamping mechanism. PoH automatically orders on-chain transactions by creating a historical record that proves an event has occurred at a specific moment in time. PoH is intended to provide a transaction processing speed and capacity advantage over other blockchain networks like Bitcoin and Ethereum, which rely on sequential production of blocks and can lead to delays caused by validator confirmations.

In addition to the PoH mechanism described above, the Solana network uses a proof-of-stake consensus mechanism to incentivize SOL holders to validate transactions. Unlike proof-of-work, in which miners expend computational resources to compete to validate transactions and are rewarded coins in proportion to the amount of computational resources expended, in proof-of-stake, validators risk or “stake” coins to compete to be randomly selected to validate transactions and are rewarded coins in proportion to the amount of coins staked. Any malicious activity, such as disagreeing with the eventual consensus or otherwise violating protocol rules, results in the forfeiture or “slashing” of a portion of the staked coins. Proof-of-stake is viewed as more energy efficient and scalable than proof-of-work and is sometimes referred to as “virtual mining”.

SOL has no fixed maximum supply, meaning it operates on an inflationary model. Initially, the network launched with 500 million tokens, but this total has increased over time due to inflation mechanisms and staking rewards. The inflation rate started at 8% annually. It decreases by 15% each year until it stabilizes at a long-term rate of 1.5% per year. This inflationary design ensures that new tokens are continuously issued, primarily as rewards for validators and stakers, while some tokens are burned through transaction fees to offset supply growth.

Leverage Shares 2X Long NMAX Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security’s stock.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the media industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Newsmax Inc. is a multimedia company that operates primarily through its conservative news website, cable news channel, digital platforms and related media services. The common stock of Newsmax Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-42575 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long FORD Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security’s stock.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the electronic equipment, instruments and components industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Forward Industries, Inc. historically operated as a manufacturing and design company and recently initiated a new strategic direction focused on implementing a digital asset treasury strategy centered on the accumulation and management of Solana (SOL) tokens. The common stock of Forward Industries, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-34780 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Additional Information on SOL

SOL is a digital asset that is created and transmitted through the operations of the peer-to-peer Solana network, a decentralized network of computers that operates on cryptographic protocols. No single entity owns or operates the Solana network, the infrastructure of which is collectively maintained by a decentralized user base. The Solana network allows people to exchange tokens of value, called SOL, which are recorded on a public transaction ledger known as a blockchain. SOL can be used to pay for goods and services, including computational power on the Solana network, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on digital asset exchanges or in individual end-user-to-end-user transactions under a barter system. Furthermore, the Solana network was designed to allow users to write and implement smart contracts — that is, general-purpose code that executes on every computer in the network and can instruct the transmission of information and value based on a sophisticated set of logical conditions. Using smart contracts, users can create markets, store registries of debts or promises, represent the ownership of property, move funds in accordance with conditional instructions and create digital assets other than SOL on the Solana network. Smart contract operations are executed on the Solana blockchain in exchange for payment of SOL. The Solana network is one of a number of projects intended to expand blockchain use beyond just a peer-to-peer money system.

The Solana protocol introduced the Proof-of-History (“PoH”) timestamping mechanism. PoH automatically orders on-chain transactions by creating a historical record that proves an event has occurred at a specific moment in time. PoH is intended to provide a transaction processing speed and capacity advantage over other blockchain networks like Bitcoin and Ethereum, which rely on sequential production of blocks and can lead to delays caused by validator confirmations.

In addition to the PoH mechanism described above, the Solana network uses a proof-of-stake consensus mechanism to incentivize SOL holders to validate transactions. Unlike proof-of-work, in which miners expend computational resources to compete to validate transactions and are rewarded coins in proportion to the amount of computational resources expended, in proof-of-stake, validators risk or “stake” coins to compete to be randomly selected to validate transactions and are rewarded coins in proportion to the amount of coins staked. Any malicious activity, such as disagreeing with the eventual consensus or otherwise violating protocol rules, results in the forfeiture or “slashing” of a portion of the staked coins. Proof-of-stake is viewed as more energy efficient and scalable than proof-of-work and is sometimes referred to as “virtual mining”.

SOL has no fixed maximum supply, meaning it operates on an inflationary model. Initially, the network launched with 500 million tokens, but this total has increased over time due to inflation mechanisms and staking rewards. The inflation rate started at 8% annually. It decreases by 15% each year until it stabilizes at a long-term rate of 1.5% per year. This inflationary design ensures that new tokens are continuously issued, primarily as rewards for validators and stakers, while some tokens are burned through transaction fees to offset supply growth.

Leverage Shares 2X Long BYND Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security’s stock.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the food products industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Beyond Meat, Inc. is a food company that develops, manufactures, markets, and sells plant-based meat products. The common stock of Beyond Meat, Inc.is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-38879 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long HIVE Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security’s stock.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the software industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

HIVE Digital Technologies Ltd. builds and operates large-scale, renewable-powered data center infrastructure to support digital asset mining operations, including mining for its own account. HIVE also operates a high-performance computing (HPC) business, leveraging its data centers to provide cloud computing services for artificial intelligence (AI), machine learning, and data analytics workloads. The common stock of HIVE Digital Technologies Ltd. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-40398 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Additional Information on Bitcoin

Bitcoin is a digital asset that is created and transmitted through the operations of the online, peer-to-peer Bitcoin network, a decentralized network of computers that operates on cryptographic protocols. The ownership of Bitcoin is determined by participants in the Bitcoin network. The Bitcoin network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. This is commonly referred to as the Bitcoin Protocol. Bitcoin, the asset, plays a key role in the operation of the Bitcoin network, as the computers (or “miners”) that process transactions on the network and maintain the network’s security are compensated through the issuance of new Bitcoin and through transaction fees paid by users in Bitcoin.

No single entity owns or operates the Bitcoin network. Bitcoin is not issued by any government, by banks or similar organizations. The infrastructure of the Bitcoin network is collectively maintained by a decentralized user base. The Bitcoin network is accessed through software, and software governs the creation, movement, and ownership of “Bitcoin,” the unit of account on the Bitcoin network ledger. The value of Bitcoin is determined, in part, by the supply of, and demand for, Bitcoin in the global markets for trading Bitcoin, market expectations for the adoption of Bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept Bitcoin as a form of payment and the volume of private end-user-to-end-user transactions.

Bitcoin transaction and ownership records are reflected on the “Bitcoin blockchain,” which is a digital public record or ledger. Copies of this ledger are stored in a decentralized manner on the computers of each Bitcoin network node (a node is any user who maintains on their computer a full copy of all the Bitcoin transaction records, the blockchain, as well as related software). Transaction data is permanently recorded in files called “blocks,” which reflect transactions that have been recorded and authenticated by Bitcoin network participants. The Bitcoin network software source code includes protocols that govern the creation of new Bitcoin and the cryptographic system that secures and verifies Bitcoin transactions.

Leverage Shares 2X Long BTBT Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security’s stock.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the software industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Bit Digital, Inc. is a technology company that has evolved from being primarily a Bitcoin mining business to a more diversified digital asset and infrastructure platform. The company (i) provides high-performance computing (HPC) and GPU-based infrastructure for artificial intelligence (AI), machine learning and data analytics workloads; (ii) accumulates and stakes Ethereum as part of its digital asset treasury strategy, and (iii) continues to operate Bitcoin mining operations, which represents a smaller portion of total revenue. The common stock of BTBT is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-38421 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Additional Information on Bitcoin

Bitcoin is a digital asset that is created and transmitted through the operations of the online, peer-to-peer Bitcoin network, a decentralized network of computers that operates on cryptographic protocols. The ownership of Bitcoin is determined by participants in the Bitcoin network. The Bitcoin network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. This is commonly referred to as the Bitcoin Protocol. Bitcoin, the asset, plays a key role in the operation of the Bitcoin network, as the computers (or “miners”) that process transactions on the network and maintain the network’s security are compensated through the issuance of new Bitcoin and through transaction fees paid by users in Bitcoin.

No single entity owns or operates the Bitcoin network. Bitcoin is not issued by any government, by banks or similar organizations. The infrastructure of the Bitcoin network is collectively maintained by a decentralized user base. The Bitcoin network is accessed through software, and software governs the creation, movement, and ownership of “Bitcoin,” the unit of account on the Bitcoin network ledger. The value of Bitcoin is determined, in part, by the supply of, and demand for, Bitcoin in the global markets for trading Bitcoin, market expectations for the adoption of Bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept Bitcoin as a form of payment and the volume of private end-user-to-end-user transactions.

Bitcoin transaction and ownership records are reflected on the “Bitcoin blockchain,” which is a digital public record or ledger. Copies of this ledger are stored in a decentralized manner on the computers of each Bitcoin network node (a node is any user who maintains on their computer a full copy of all the Bitcoin transaction records, the blockchain, as well as related software). Transaction data is permanently recorded in files called “blocks,” which reflect transactions that have been recorded and authenticated by Bitcoin network participants. The Bitcoin network software source code includes protocols that govern the creation of new Bitcoin and the cryptographic system that secures and verifies Bitcoin transactions.

Additional Information on Ether

Ether is a digital asset. The ownership and operation of Ether is determined by participants in an online, peer-to-peer network sometimes referred to as the “Ethereum Network.” The Ethereum Network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Ethereum Network. This is commonly referred to as the Ethereum Protocol.

The value of Ether is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate the trading of Ether. Ownership and transaction records for Ether are protected through public-key cryptography. The supply of Ether is determined by the Ethereum Protocol. No single entity owns or operates the Ethereum Network. The Ethereum Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “validators”), (2) developers who propose improvements to the Ethereum Protocol and the software that enforces the Protocol and (3) users who choose which version of the Ethereum software to run. From time to time, the developers suggest changes to the Ethereum software. If a sufficient number of users and validators elect not to adopt the changes, a new digital asset, operating on the earlier version of the Ethereum software, may be created. This is often referred to as a “fork.”

Leverage Shares 2X Long WULF Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security’s stock.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the software industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

TeraWulf, Inc. is a digital infrastructure company focused primarily on Bitcoin mining, operating environmentally sustainable data centers powered predominantly by zero-carbon energy sources. The company is also evaluating opportunities to expand its data center infrastructure to support high-performance computing and artificial intelligence workloads. The common stock of WULF is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-41163 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Additional Information on Bitcoin

Bitcoin is a digital asset that is created and transmitted through the operations of the online, peer-to-peer Bitcoin network, a decentralized network of computers that operates on cryptographic protocols. The ownership of bitcoin is determined by participants in the Bitcoin network. The Bitcoin network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. This is commonly referred to as the Bitcoin Protocol. Bitcoin, the asset, plays a key role in the operation of the Bitcoin network, as the computers (or “miners”) that process transactions on the network and maintain the network’s security are compensated through the issuance of new bitcoin and through transaction fees paid by users in bitcoin.

No single entity owns or operates the Bitcoin network. Bitcoin is not issued by any government, by banks or similar organizations. The infrastructure of the Bitcoin network is collectively maintained by a decentralized user base. The Bitcoin network is accessed through software, and software governs the creation, movement, and ownership of “bitcoin,” the unit of account on the Bitcoin network ledger. The value of bitcoin is determined, in part, by the supply of, and demand for, bitcoin in the global markets for trading bitcoin, market expectations for the adoption of bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept bitcoin as a form of payment and the volume of private end-user-to-end-user transactions.

Bitcoin transaction and ownership records are reflected on the “Bitcoin blockchain,” which is a digital public record or ledger. Copies of this ledger are stored in a decentralized manner on the computers of each Bitcoin network node (a node is any user who maintains on their computer a full copy of all the bitcoin transaction records, the blockchain, as well as related software). Transaction data is permanently recorded in files called “blocks,” which reflect transactions that have been recorded and authenticated by Bitcoin network participants. The Bitcoin network software source code includes protocols that govern the creation of new bitcoin and the cryptographic system that secures and verifies bitcoin transactions.

Leverage Shares 2X Long BTDR Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security’s stock.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the software industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Bitdeer Technologies Group is a global digital infrastructure company that provides computing solutions and solutions primarily for the blockchain industry, with strategic initiatives to support artificial intelligence (AI) and high-performance computing (HPC). The company operates a vertically integrated business model spanning self-mining of Bitcoin, hash rate sharing, hosting services, and the development and operation of data center infrastructure. BTDR also maintains Bitcoin treasury assets. The common stock of BTDR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-41687 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Additional Information on Bitcoin

Bitcoin is a digital asset that is created and transmitted through the operations of the online, peer-to-peer Bitcoin network, a decentralized network of computers that operates on cryptographic protocols. The ownership of bitcoin is determined by participants in the Bitcoin network. The Bitcoin network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. This is commonly referred to as the Bitcoin Protocol. Bitcoin, the asset, plays a key role in the operation of the Bitcoin network, as the computers (or “miners”) that process transactions on the network and maintain the network’s security are compensated through the issuance of new bitcoin and through transaction fees paid by users in bitcoin.

No single entity owns or operates the Bitcoin network. Bitcoin is not issued by any government, by banks or similar organizations. The infrastructure of the Bitcoin network is collectively maintained by a decentralized user base. The Bitcoin network is accessed through software, and software governs the creation, movement, and ownership of “bitcoin,” the unit of account on the Bitcoin network ledger. The value of bitcoin is determined, in part, by the supply of, and demand for, bitcoin in the global markets for trading bitcoin, market expectations for the adoption of bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept bitcoin as a form of payment and the volume of private end-user-to-end-user transactions.

Bitcoin transaction and ownership records are reflected on the “Bitcoin blockchain,” which is a digital public record or ledger. Copies of this ledger are stored in a decentralized manner on the computers of each Bitcoin network node (a node is any user who maintains on their computer a full copy of all the bitcoin transaction records, the blockchain, as well as related software). Transaction data is permanently recorded in files called “blocks,” which reflect transactions that have been recorded and authenticated by Bitcoin network participants. The Bitcoin network software source code includes protocols that govern the creation of new bitcoin and the cryptographic system that secures and verifies bitcoin transactions.

Leverage Shares 2X Long CORZ Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security’s stock.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the software industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Core Scientific, Inc. has been a major Bitcoin mining operator and is currently expanding its business to become a significant provider of high-performance computing (HPC) and artificial intelligence (AI) workloads. The common stock of CORZ is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-40046 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Additional Information on Bitcoin

Bitcoin is a digital asset that is created and transmitted through the operations of the online, peer-to-peer Bitcoin network, a decentralized network of computers that operates on cryptographic protocols. The ownership of bitcoin is determined by participants in the Bitcoin network. The Bitcoin network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. This is commonly referred to as the Bitcoin Protocol. Bitcoin, the asset, plays a key role in the operation of the Bitcoin network, as the computers (or “miners”) that process transactions on the network and maintain the network’s security are compensated through the issuance of new bitcoin and through transaction fees paid by users in bitcoin.

No single entity owns or operates the Bitcoin network. Bitcoin is not issued by any government, by banks or similar organizations. The infrastructure of the Bitcoin network is collectively maintained by a decentralized user base. The Bitcoin network is accessed through software, and software governs the creation, movement, and ownership of “bitcoin,” the unit of account on the Bitcoin network ledger. The value of bitcoin is determined, in part, by the supply of, and demand for, bitcoin in the global markets for trading bitcoin, market expectations for the adoption of bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept bitcoin as a form of payment and the volume of private end-user-to-end-user transactions.

Bitcoin transaction and ownership records are reflected on the “Bitcoin blockchain,” which is a digital public record or ledger. Copies of this ledger are stored in a decentralized manner on the computers of each Bitcoin network node (a node is any user who maintains on their computer a full copy of all the bitcoin transaction records, the blockchain, as well as related software). Transaction data is permanently recorded in files called “blocks,” which reflect transactions that have been recorded and authenticated by Bitcoin network participants. The Bitcoin network software source code includes protocols that govern the creation of new bitcoin and the cryptographic system that secures and verifies bitcoin transactions.

Leverage Shares 2X Long HUT Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security’s stock.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the software industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Hut 8 Corp. is a diversified energy infrastructure platform that integrates power generation, digital infrastructure, and computing resources to support applications such as Bitcoin mining and, increasingly high-performance computing (HPC) for artificial intelligence (AI). While Bitcoin mining remains a primary revenue driver, the company is expanding its HPC/AI workloads. The company operates a portfolio of data centers and power assets across the United States and Canada. The company also engages in Bitcoin mining but has spun off its mining business into a subsidiary. The common stock of HUT is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-41864 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Additional Information on Bitcoin

Bitcoin is a digital asset that is created and transmitted through the operations of the online, peer-to-peer Bitcoin network, a decentralized network of computers that operates on cryptographic protocols. The ownership of bitcoin is determined by participants in the Bitcoin network. The Bitcoin network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. This is commonly referred to as the Bitcoin Protocol. Bitcoin, the asset, plays a key role in the operation of the Bitcoin network, as the computers (or “miners”) that process transactions on the network and maintain the network’s security are compensated through the issuance of new bitcoin and through transaction fees paid by users in bitcoin.

No single entity owns or operates the Bitcoin network. Bitcoin is not issued by any government, by banks or similar organizations. The infrastructure of the Bitcoin network is collectively maintained by a decentralized user base. The Bitcoin network is accessed through software, and software governs the creation, movement, and ownership of “bitcoin,” the unit of account on the Bitcoin network ledger. The value of bitcoin is determined, in part, by the supply of, and demand for, bitcoin in the global markets for trading bitcoin, market expectations for the adoption of bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept bitcoin as a form of payment and the volume of private end-user-to-end-user transactions.

Bitcoin transaction and ownership records are reflected on the “Bitcoin blockchain,” which is a digital public record or ledger. Copies of this ledger are stored in a decentralized manner on the computers of each Bitcoin network node (a node is any user who maintains on their computer a full copy of all the bitcoin transaction records, the blockchain, as well as related software). Transaction data is permanently recorded in files called “blocks,” which reflect transactions that have been recorded and authenticated by Bitcoin network participants. The Bitcoin network software source code includes protocols that govern the creation of new bitcoin and the cryptographic system that secures and verifies bitcoin transactions.

Leverage Shares 2X Long BTCS Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security’s stock.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the software industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

BTCS, Inc. operates Ethereum blockchain infrastructure, including validator and block-building services on Proof-of-Stake networks, and develops complementary blockchain technology products. The common stock of BTCS is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-40792 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Additional Information on Ether

Ether is a digital asset. The ownership and operation of Ether is determined by participants in an online, peer-to-peer network sometimes referred to as the “Ethereum Network.” The Ethereum Network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Ethereum Network. This is commonly referred to as the Ethereum Protocol.

The value of Ether is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate the trading of Ether. Ownership and transaction records for Ether are protected through public-key cryptography. The supply of Ether is determined by the Ethereum Protocol. No single entity owns or operates the Ethereum Network. The Ethereum Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “validators”), (2) developers who propose improvements to the Ethereum Protocol and the software that enforces the Protocol and (3) users who choose which version of the Ethereum software to run. From time to time, the developers suggest changes to the Ethereum software. If a sufficient number of users and validators elect not to adopt the changes, a new digital asset, operating on the earlier version of the Ethereum software, may be created. This is often referred to as a “fork.”

Leverage Shares 2X Long ZS Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security’s stock.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the software industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Zscaler, Inc. engages in the provision of a cloud-based internet security platform. As of late 2025, the company has expanded its platform to address enterprise artificial intelligence (AI) security use cases, including Zero Trust access controls, automated governance, data protection and AI-enabled security operations designed to secure the enterprise AI lifecycle. The common stock of ZS is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-38413 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long CAVA Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security’s stock.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the hotels, restaurants and leisure industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

CAVA Group, Inc. is a fast-casual restaurant chain specializing in Mediterranean cuisine. The common stock of CAVA Group, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-41721 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long GAP Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security’s stock.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the specialty retail industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

The Gap, Inc. is a multinational clothing and accessories retailer that operates a portfolio of well-known brands, including Gap, Old Navy, Banana Republic, and Athleta. The common stock of The Gap, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 1-7562 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long UPXI Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security’s stock.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the personal care products industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Upexi, Inc. is a consumer products company that has announced a strategic shift toward a Solana (SOL)–focused digital asset treasury strategy. While the company continues to operate its legacy consumer products business, it intends to increasingly allocate capital toward the accumulation and management of SOL and other digital assets as part of its broader strategy. The common stock of Upexi, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-40535 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Additional Information on SOL

SOL is a digital asset that is created and transmitted through the operations of the peer-to-peer Solana network, a decentralized network of computers that operates on cryptographic protocols. No single entity owns or operates the Solana network, the infrastructure of which is collectively maintained by a decentralized user base. The Solana network allows people to exchange tokens of value, called SOL, which are recorded on a public transaction ledger known as a blockchain. SOL can be used to pay for goods and services, including computational power on the Solana network, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on digital asset exchanges or in individual end-user-to-end-user transactions under a barter system. Furthermore, the Solana network was designed to allow users to write and implement smart contracts — that is, general-purpose code that executes on every computer in the network and can instruct the transmission of information and value based on a sophisticated set of logical conditions. Using smart contracts, users can create markets, store registries of debts or promises, represent the ownership of property, move funds in accordance with conditional instructions and create digital assets other than SOL on the Solana network. Smart contract operations are executed on the Solana blockchain in exchange for payment of SOL. The Solana network is one of a number of projects intended to expand blockchain use beyond just a peer-to-peer money system.

The Solana protocol introduced the Proof-of-History (“PoH”) timestamping mechanism. PoH automatically orders on-chain transactions by creating a historical record that proves an event has occurred at a specific moment in time. PoH is intended to provide a transaction processing speed and capacity advantage over other blockchain networks like Bitcoin and Ethereum, which rely on sequential production of blocks and can lead to delays caused by validator confirmations.

In addition to the PoH mechanism described above, the Solana network uses a proof-of-stake consensus mechanism to incentivize SOL holders to validate transactions. Unlike proof-of-work, in which miners expend computational resources to compete to validate transactions and are rewarded coins in proportion to the amount of computational resources expended, in proof-of-stake, validators risk or “stake” coins to compete to be randomly selected to validate transactions and are rewarded coins in proportion to the amount of coins staked. Any malicious activity, such as disagreeing with the eventual consensus or otherwise violating protocol rules, results in the forfeiture or “slashing” of a portion of the staked coins. Proof-of-stake is viewed as more energy efficient and scalable than proof-of-work and is sometimes referred to as “virtual mining”.

Leverage Shares 2X Long SUIG Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security’s stock.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the financial services industry risk.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

SUI Group Holdings Limited is a company that, following a rebranding and Nasdaq listing in August 2025, shifted its strategic focus from specialty finance toward a digital asset treasury strategy centered on the SUI blockchain. The company intends to provide investors with exposure to SUI tokens through the accumulation and management of a SUI-focused digital asset treasury. The common stock of SUI Group Holdings Limited is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-41472 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Additional Information on SUI

SUI is a blockchain built with the Move programming language and optimized for low latency, high throughput applications. It focuses on handling many actions at once without significant delay and contains features intended to support on chain assets and applications, particularly in gaming and social media.

The SUI token has a fixed maximum and total supply of 10 billion SUI (per the Sui Foundation). As of September 2025, approximately 3.56 billion SUI are in circulation. Of the total supply, roughly 50% is allocated to a community reserve (ecosystem grants, validator subsidies, and delegation programs), 20% to early contributors, 14% to investors, 10% to the Mysten Labs treasury, and 6% to community access/app testers, with non-community allocations subject to multiyear vesting and staged unlocks.

SUI is a proof of stake asset, meaning its staking rewards and ecosystem programs drive emissions into circulation over time. There is no protocol level, periodic burn schedule. Instead, SUI’s deflationary mechanisms are tied to its storage fund and transaction gas fees, which occur continuously with network activity.

Leverage Shares 2X Long RR Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security’s stock.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the machinery industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Richtech Robotics, Inc. is a provider of artificial intelligence (AI)-driven robotic solutions operating in commercial and industrial environments. Richtech Robotics operates under a Robotics-as-a-Service (RaaS) model, emphasizing long-term recurring revenue through service contracts, including maintenance, software updates, and customer support. The common stock of Richtech Robotics, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-41866 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long XPEV Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security’s stock.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the automobiles industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

XPeng Inc. is a Chinese electric vehicle (EV) manufacturer focused on the design, development, and production of smart EVs, incorporating advanced technologies, such as autonomous driving and artificial intelligence, into its vehicles. XPeng Inc. is registered as a foreign private issuer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-39466 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund will enter into swap agreements and options contracts based on the Underlying Security, which is an ADR. ADRs provide U.S. investors access to foreign stocks on domestic exchanges but can exhibit pricing differences compared to the underlying foreign stocks. These differences stem from factors such as currency fluctuations, market dynamics, liquidity variances, and tax implications. Additionally, corporate actions and ADR fees and expenses can contribute to disparities in pricing between ADRs and the foreign stocks they represent.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long LI Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security’s stock.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the automobiles industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Li Auto Inc. designs, manufactures, and sells premium smart electric vehicles (“EVs”), with a focus on extended-range electric vehicles (EREVs) and smart vehicle technologies. Li Auto Inc. is registered as a foreign private issuer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-39407 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund will enter into swap agreements and options contracts based on the Underlying Security, which is an ADR. ADRs provide U.S. investors access to foreign stocks on domestic exchanges but can exhibit pricing differences compared to the underlying foreign stocks. These differences stem from factors such as currency fluctuations, market dynamics, liquidity variances, and tax implications. Additionally, corporate actions and ADR fees and expenses can contribute to disparities in pricing between ADRs and the foreign stocks they represent.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long SKYT Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security’s stock.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the semiconductor industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

SkyWater Technology, Inc. is a U.S.-based, pure-play semiconductor foundry that offers advanced manufacturing solutions, including custom semiconductor development and volume manufacturing services. The common stock of SkyWater Technology, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-40345 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long ORLY Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security’s stock.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the consumer discretionary industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

O’Reilly Automotive, Inc. is one of the largest specialty retailers and distributors of automotive aftermarket parts, tools, and accessories in the United States. The common stock of O’Reilly Automotive, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 000-21318 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.